SCHEDULE SHOWING THE FUTURE MINIMUM LEASE PAYMENTS (Details) - USD ($)	Aug. 31, 2021	May 31, 2021	May 31, 2020
Loss Contingencies [Line Items]
2023		$ 471,063
2024		450,377
2025		452,511
2026 and thereafter		405,795
2026		153,601
Total Operating Lease Obligations		1,945,347
Less: Amount representing interest		(418,061)
Present Value of minimum lease payments	$ 1,556,815	$ 1,527,286	$ 490,983
Operating Lease Liabilities [Member]
Loss Contingencies [Line Items]
2023	468,377
2024	470,511
2025	423,795
2026 and thereafter	171,602
Total Operating Lease Obligations	1,904,655
Less: Amount representing interest	(347,840)
Present Value of minimum lease payments	1,556,815
2022	$ 370,370